Going Concern (Details) - USD ($)	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Going Concern [Abstract]
Accumulated deficit	$ (136,431)			$ (102,716)				$ (54,780)
Stockholders’ deficit	$ (135,931)	$ (124,978)	$ (113,507)	$ (102,216)	$ (91,105)	$ (80,235)	$ (67,406)	$ (54,280)	$ (5,411)